Fair Value Measurements	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS

FASB ASC 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under this guidance are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

NOTE 3. FAIR VALUE MEASUREMENTS (CONTINUED)

Level 2 – Inputs to the valuation methodology include:

•
quoted prices for similar assets or liabilities in active markets;
•
quoted prices for identical or similar assets or liabilities in inactive markets;
•
inputs other than quoted prices that are observable for the asset or liability;
•
inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2024, and 2023.

Interest-bearing cash: Because of the nature of these assets, carrying amounts approximate fair value.

Pooled Separate Accounts: Underlying holdings are primarily valued using market quotations or prices obtained from independent pricing sources. The accounts are not exchange traded.

Company common stock: Valued at estimated fair value based upon an independent appraisal. The appraiser took into account the current financial condition of the Company, historical and projected earnings, economic outlook, market comparables, and applicable discounts and premiums.

The preceding method described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although plan management believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumption to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The appraisal of Company common stock was based upon income valuation techniques consistent with the prior years as illustrated in the following tables:

2024	Fair Value	Valuation Technique	Unobservable Input	Rate Applied

Company common stock	$7,221,469	Discounted cash flow model	Weighted average cost of capital	14.00%

2023	Fair Value	Valuation Technique	Unobservable Input	Rate Applied

Company common stock	$6,166,568	Discounted cash flow model	Weighted average cost of capital	13.75%

NOTE 3. FAIR VALUE MEASUREMENTS (CONTINUED)

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024 and 2023:

	Investment at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$633,263	$-	$-	$633,263
Pooled separate accounts	-	16,602,167	-	16,602,167
Company common stock	-	-	7,221,469	7,221,469
Total investments at fair value	$633,263	$16,602,167	$7,221,469	$24,456,899

	Investment at Fair Value as of December 31, 2023
	Level 1	Level 2	Level 3	Total

Interest-bearing cash	$811,460	$-	$-	$811,460
Pooled separate accounts	-	14,104,924	-	14,104,924
Company common stock	-	-	6,166,568	6,166,568
Total investments at fair value	$811,460	$14,104,924	$6,166,568	$21,082,952

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets, which is the Company common stock, for the years ended December 31, 2024 and 2023:

	2024	2023

Balance, beginning of year	$6,166,568	$5,928,635
Unrealized gain (loss)	611,424	(140,517)
Purchases	1,131,911	679,626
Sales	(688,434)	(301,176)
Balance, end of year	$7,221,469	$6,166,568